Business Changes and Developments - Additional Information (Detail) (KRW) In Millions, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008 AITAS	Sep. 30, 2008 AITAS	May 31, 2008 AITAS	Sep. 30, 2008 Shinhan Bank Fund Management Business	Jun. 30, 2008 KT Freetel	Jan. 31, 2009 Shinhan BNP Paribas Asset Management	Dec. 31, 2009 Shinhan BNP Paribas Asset Management	Jan. 02, 2009 Shinhan BNP Paribas Asset Management
Interest acquired, percentage				56.63%
Ownership interest of the Group after acquisition		89.58%
Goodwill			42,693
Total purchase price					3,070
Joint Venture with KT Freetel						On June 2, 2008, the Group jointly established Shinhan-KTF Mobile Card with KT Freetel. As a result, the Group owns 50% +1 share of the entity and KT Freetel owns the remainder of the interest in the entity.
Share exchange ratio							All of the shares of SH Asset Management have been exchanged for shares of the merged company at the agreed ratio of 0.7860830 common stock of the merged company for every one share of SH Asset Management Co., Ltd. in accordance with the terms of the Merger Agreement and the Applicable Law.
Gain on deconsolidation of SH Asset Management	31,933							31,933
Shares of Shinhan BNP Paribas Asset Management sold, number							1,276,162
Shares of Shinhan BNP Paribas Asset Management sold, percentage									8.50%
Shares of Shinhan BNP Paribas Asset Management sold, per share price									18,023
BNP Paribas ownership interest									65.00%